Apr. 30, 2021
CLEARWATER INVESTMENT TRUST CLEARWATER SELECT EQUITY FUND SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”) DATED APRIL 30, 2021, AS SUPPLEMENTED The date of this Supplement is June 11, 2021. Effective June 11, 2021, the Board of Trustees has approved the termination of Kennedy Capital Management, Inc. (“KCM”) as a subadviser to the Clearwater Select Equity Fund (“Fund”). In connection with the termination of KCM, Clearwater Management Co., Inc. (“CMC”), the investment manager of the Fund, will reallocate the Fund’s assets among its remaining subadvisers. As part of this reallocation, the allocation to Parametric Portfolio Associates LLC (“Parametric”), which follows a passive management strategy, is expected to increase from approximately 10% to approximately 25% of the Fund’s assets. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of CMC and could be higher or lower in the future. All references to KCM in the Prospectus are hereby deleted in their entirety. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.